Schedule of Investments (unaudited)
September 30, 2025
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 97.6%
Communication Services — 2.0%
Entertainment — 1.3%
Live Nation Entertainment Inc.	21,600	$3,529,440 *
Interactive Media & Services — 0.7%
Pinterest Inc., Class A Shares	64,800	2,084,616 *

Total Communication Services		5,614,056
Consumer Discretionary — 11.4%
Diversified Consumer Services — 1.2%
Service Corp. International	41,000	3,412,020
Hotels, Restaurants & Leisure — 4.8%
DraftKings Inc., Class A Shares	103,800	3,882,120 *
Expedia Group Inc.	23,000	4,916,250
Light & Wonder Inc.	56,300	4,725,822 *
Total Hotels, Restaurants & Leisure		13,524,192
Household Durables — 1.7%
Mohawk Industries Inc.	36,800	4,744,256 *
Specialty Retail — 3.7%
Chewy Inc., Class A Shares	182,000	7,361,900 *
Ross Stores Inc.	19,400	2,956,366
Total Specialty Retail		10,318,266

Total Consumer Discretionary		31,998,734
Consumer Staples — 6.9%
Consumer Staples Distribution & Retail — 6.9%
BJ’s Wholesale Club Holdings Inc.	32,800	3,058,600 *
Casey’s General Stores Inc.	15,800	8,932,056
Performance Food Group Co.	70,000	7,282,800 *

Total Consumer Staples		19,273,456
Energy — 5.6%
Energy Equipment & Services — 2.3%
Archrock Inc.	93,600	2,462,616
Baker Hughes Co.	83,500	4,068,120
Total Energy Equipment & Services		6,530,736
Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy Inc.	11,700	1,674,270
EQT Corp.	138,300	7,527,668
Total Oil, Gas & Consumable Fuels		9,201,938

Total Energy		15,732,674
Financials — 13.4%
Banks — 2.9%
Fifth Third Bancorp	48,000	2,138,400
PNC Financial Services Group Inc.	18,200	3,656,926
UMB Financial Corp.	18,800	2,224,980
Total Banks		8,020,306
Capital Markets — 5.5%
Blue Owl Capital Inc.	207,200	3,507,896
Coinbase Global Inc., Class A Shares	5,900	1,991,191 *
Houlihan Lokey Inc.	19,000	3,901,080
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Capital Markets — continued
Raymond James Financial Inc.	35,000	$6,041,000
Total Capital Markets		15,441,167
Financial Services — 0.4%
Corpay Inc.	4,200	1,209,852 *
Insurance — 4.6%
Arch Capital Group Ltd.	52,800	4,790,544
Everest Group Ltd.	4,000	1,400,920
Hartford Insurance Group Inc.	50,500	6,736,195
Total Insurance		12,927,659

Total Financials		37,598,984
Health Care — 10.3%
Biotechnology — 2.2%
Alnylam Pharmaceuticals Inc.	5,000	2,280,000 *
Argenx SE, ADR	5,400	3,982,824 *
Total Biotechnology		6,262,824
Health Care Equipment & Supplies — 3.9%
Insulet Corp.	8,900	2,747,697 *
Penumbra Inc.	11,000	2,786,520 *
STERIS PLC	21,400	5,295,216
Total Health Care Equipment & Supplies		10,829,433
Health Care Providers & Services — 1.6%
Tenet Healthcare Corp.	22,100	4,487,184 *
Life Sciences Tools & Services — 2.6%
Bio-Techne Corp.	71,000	3,949,730
ICON PLC	18,800	3,290,000 *
Total Life Sciences Tools & Services		7,239,730

Total Health Care		28,819,171
Industrials — 17.3%
Aerospace & Defense — 2.0%
Axon Enterprise Inc.	1,700	1,219,988 *
CAE Inc.	148,700	4,407,468 *
Total Aerospace & Defense		5,627,456
Building Products — 2.6%
Resideo Technologies Inc.	170,000	7,340,600 *
Commercial Services & Supplies — 2.8%
Clean Harbors Inc.	34,000	7,895,480 *
Construction & Engineering — 4.2%
API Group Corp.	220,000	7,561,400 *
WillScot Holdings Corp.	194,200	4,099,562
Total Construction & Engineering		11,660,962
Electrical Equipment — 3.6%
Regal Rexnord Corp.	46,000	6,598,240
Vertiv Holdings Co., Class A Shares	24,000	3,620,640
Total Electrical Equipment		10,218,880
Trading Companies & Distributors — 2.1%
Ferguson Enterprises Inc.	21,300	4,783,554
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2025 Quarterly Report

 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
QXO Inc.	62,000	$1,181,720 *
Total Trading Companies & Distributors		5,965,274

Total Industrials		48,708,652
Information Technology — 14.2%
Electronic Equipment, Instruments & Components — 3.1%
Teledyne Technologies Inc.	14,900	8,731,996 *
Semiconductors & Semiconductor Equipment — 2.9%
Microchip Technology Inc.	68,800	4,418,336
Qorvo Inc.	40,500	3,688,740 *
Total Semiconductors & Semiconductor Equipment		8,107,076
Software — 8.2%
AppLovin Corp., Class A Shares	9,600	6,897,984 *
Bentley Systems Inc., Class B Shares	39,100	2,012,868
Dynatrace Inc.	97,400	4,719,030 *
PTC Inc.	20,000	4,060,400 *
Rubrik Inc., Class A Shares	48,500	3,989,125 *
SailPoint Inc.	67,000	1,479,360 *
Total Software		23,158,767

Total Information Technology		39,997,839
Materials — 4.1%
Containers & Packaging — 4.1%
Crown Holdings Inc.	57,100	5,515,289
International Paper Co.	127,200	5,902,080

Total Materials		11,417,369
Real Estate — 6.2%
Health Care REITs — 1.6%
Alexandria Real Estate Equities Inc.	51,900	4,325,346
Real Estate Management & Development — 2.2%
CoStar Group Inc.	46,500	3,923,205 *
Jones Lang LaSalle Inc.	7,600	2,266,928 *
Total Real Estate Management & Development		6,190,133
Retail REITs — 1.4%
NNN REIT Inc.	94,000	4,001,580
Specialized REITs — 1.0%
SBA Communications Corp.	14,800	2,861,580

Total Real Estate		17,378,639
Utilities — 6.2%
Electric Utilities — 2.6%
PPL Corp.	196,800	7,313,088
Independent Power and Renewable Electricity Producers — 1.8%
Vistra Corp.	25,800	5,054,736
Multi-Utilities — 1.8%
DTE Energy Co.	35,000	4,950,050

Total Utilities		17,317,874
Total Investments before Short-Term Investments (Cost — $185,125,968)		273,857,448
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Shares	Value
Short-Term Investments — 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.958%	3,361,385	$3,361,385 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.013%	3,361,385	3,361,385 (a)(b)

Total Short-Term Investments (Cost — $6,722,770)			6,722,770
Total Investments — 100.0% (Cost — $191,848,738)			280,580,218
Liabilities in Excess of Other Assets — (0.0)%††			(113,024)
Total Net Assets — 100.0%			$280,467,194

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2025, the total market value of investments in Affiliated Companies was $3,361,385 and the cost was $3,361,385 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Mid Cap Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$273,857,448	—	—	$273,857,448
Short-Term Investments†	6,722,770	—	—	6,722,770
Total Investments	$280,580,218	—	—	$280,580,218

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,823,349	$25,191,197	25,191,197	$25,653,161	25,653,161

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$97,631	—	$3,361,385

ClearBridge Variable Mid Cap Portfolio 2025 Quarterly Report